Pensions Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (107.8)	$ (107.9)
Amounts Recognized in Balance Sheet [Abstract]
Non-current liability	(107.8)	(107.9)
Net amount recognized	(107.8)	(107.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	177.4	172.6
Net amount recognized	177.4	172.6
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(242.6)	(185.0)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	0.7	0.8
Current liability	(4.4)	(4.1)
Non-current liability	(238.9)	(181.7)
Net amount recognized	(242.6)	(185.0)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	142.8	81.2
Prior service credits	(2.7)	(0.6)
Net amount recognized	140.1	80.6
SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(15.1)	(13.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(0.6)	(0.5)
Non-current liability	(14.5)	(13.4)
Net amount recognized	(15.1)	(13.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	2.8	1.8
Net amount recognized	2.8	1.8
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(42.0)	(38.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(2.0)	(2.2)
Non-current liability	(40.0)	(36.7)
Net amount recognized	(42.0)	(38.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	4.6	3.1
Prior service credits	(0.5)	(0.6)
Net amount recognized	$ 4.1	$ 2.5